PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Mar. 01, 2019	Feb. 28, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid software and hardware license and maintenance fees		$ 3,346		$ 3,095
Deferred commissions		3,678
Other prepaid expenses and other current assets		5,578		4,567
Prepaid expenses and other current assets	$ 17,420	$ 12,602	$ 9,182	$ 7,662